SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Details)		3 Months Ended	9 Months Ended	12 Months Ended
	Jul. 23, 2024	Sep. 30, 2024 USD ($)	Sep. 30, 2024 USD ($)	Dec. 31, 2023 USD ($) Customer	Dec. 31, 2022 USD ($) Customer
Significant Accounting Policies [Line Items]
Reverse stock split	0.025
Revenue recognized at the commencement of the lease for sales-type leases			$ 76,744
Interest income recognized for sales-type leases		$ 0	1,256
Net investment in sales-type leases		54,600	54,600
Federal depository insurance coverage				$ 250,000
Allowance for credit losses on accounts receivable current				0	$ 0
Impairment of long lived assets held for use				0	0
Unrecognized tax benefits				0	0
Unrecognized tax benefits income tax benefits penalties expenses				0	0
Operating lease right of use asset		300,688	300,688	586,164	$ 641,651
Operating lease liability		$ 328,554	$ 328,554	$ 592,754
Customer Concentration Risk [Member] | Revenue [Member]
Significant Accounting Policies [Line Items]
Number of major customers | Customer				2	2
Customer Concentration Risk [Member] | Revenue [Member] | Customer One [Member]
Significant Accounting Policies [Line Items]
Concentration risk percentage				39.00%	47.00%
Customer Concentration Risk [Member] | Revenue [Member] | Customer Two [Member]
Significant Accounting Policies [Line Items]
Concentration risk percentage				29.00%	22.00%
Customer Concentration Risk [Member] | Accounts Receivable [Member]
Significant Accounting Policies [Line Items]
Number of major customers | Customer				4	3
Customer Concentration Risk [Member] | Accounts Receivable [Member] | Customer One [Member]
Significant Accounting Policies [Line Items]
Concentration risk percentage				50.00%	62.00%
Customer Concentration Risk [Member] | Accounts Receivable [Member] | Customer Two [Member]
Significant Accounting Policies [Line Items]
Concentration risk percentage				18.00%	26.00%
Customer Concentration Risk [Member] | Accounts Receivable [Member] | Customer Three [Member]
Significant Accounting Policies [Line Items]
Concentration risk percentage				13.00%	8.00%
Customer Concentration Risk [Member] | Accounts Receivable [Member] | Customer Four [Member]
Significant Accounting Policies [Line Items]
Concentration risk percentage				10.00%
Cumulative Effect, Period of Adoption, Adjustment [Member]
Significant Accounting Policies [Line Items]
Operating lease right of use asset				$ 934,584
Operating lease liability				$ 1,031,067
Minimum [Member]
Significant Accounting Policies [Line Items]
Payment terms provided for customers				30 days
Maximum [Member]
Significant Accounting Policies [Line Items]
Payment terms provided for customers				120 days